Amortization of intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure Of Amortization Of Intangible Assets

	2022	2021	2020
Amortization of non-contractual customer relationships (note 14)	(9,773)	(785)	—
Amortization of contractual rights (note 14)	(2,526)	(3,623)	(3,623)
Amortization of placement agents’ fees (note 14)	(1,442)	(2,148)	(2,300)
Amortization of brands (note 14)	(3,228)	(253)	—
Amortization of software (note 14)	(410)	(164)	(84)
Amortization of intangible assets	(17,379)	(6,973)	(6,007)